Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

February 22, 2012

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life Assurance Company of Canada (U.S.) (the “Registrant”)

Post-Effective Amendment No. 2 to Registration Statement on Form S-3
Pertaining to MFS Regatta Access and Futurity Focus II Contracts
File Nos. 333-155791

Commissioners:

Enclosed for filing, pursuant to Item 512(a)(3) of Regulation S-K under the Securities Act of 1933, as amended, is a post-effective amendment to the above-captioned Registration Statement on Form S-3 (the “Amendment”).  The purpose of Amendment is to remove from registration those securities of Sun Life Assurance Company of Canada (U.S.), that were previously registered by the Registration Statement and that were not sold in the offering.

Registrants and the principal underwriter, Clarendon Insurance Agency, Inc., intend to make an oral request for acceleration of the effective date of the Amendment to a date on or about March 21, 2012.  The Registrants and the principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Registrants acknowledge and represent that:

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the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrants from their full responsibility for the adequacy and accuracy of the disclosure in the filing;

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should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

●	the Registrants may not assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Registrants acknowledge and represent that:

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the Registrants are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

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any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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the Registrants may not assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

Should you have any questions regarding this correspondence or the Amendment, please contact the undersigned at (781) 263-6402 or Patrice M. Pitts, Esquire, at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Rebecca A. Marquigny, Esquire
Patrice M. Pitts, Esquire